TRADE RECEIVABLES AND OTHER RECEIVABLES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
TRADE RECEIVABLES AND OTHER RECEIVABLES
Trade receivables	€ 40,626	€ 24,704
Receivables from equity investees	1,599	4,207
Receivables from shareholder		4,711
Other receivables	4,807	4,599
Total trade and other receivables	47,032	€ 38,221
Decrease in other receivables attributable to repayment of shareholder loan receivable	€ 107